COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
COMMON STOCK

NOTE 5 – COMMON STOCK

1.	On December 22, 2023, the Company entered into a Standby Equity Purchase Agreement (the “SEPA II”) with YA II PN, Ltd. (the “Investor”), pursuant to which the Investor has agreed to purchase up to $20 million shares of common stock over 36 months after the date of the SEPA II. The price of shares to be issued under the SEPA II will be 94% of the lowest volume weighted average trading price (the “VWAP”) of the Company’s common stock for the three consecutive trading days commencing on the delivery of each advance notice by the Company. For additional information, see note 10(21) to the Company’s audited financial statements for the year ended December 31, 2023.

The SEPA II will terminate automatically on the earlier of January 1, 2027 or when the Investor has purchased an aggregate of $20 million of the Company’s shares of common stock. The Company has the right to terminate the SEPA II upon five trading days’ prior written notice to the Investor.

In connection with and subject to the satisfaction of certain conditions set forth in the SEPA II, upon the request of the Company, the Investor will pre-advance to the Company up to $3,000,000 of the $20,000,000 commitment amount.

The Company paid a subsidiary of the Investor a structuring fee in the amount of $10,000 and on December 28, 2023, the Company issued 110,554 shares of common stock as a commitment fee to a subsidiary of the Investor. The Company determined the value of the shares issued at $254,274 based on the share price on the agreement date, which was recorded as prepaid expenses in other current assets during the year ended December 31, 2023 and $59,088 was recorded in the statement of operations under financing expenses for the nine months ended September 30, 2024.

During the nine months ended September 30, 2024, the Company issued 4,888,945 shares of common stock, to the Investor pursuant to the terms of SEPA II valued at $2,223,242 for gross consideration of $2,557,743. See also Note 9(1).

On April 4, 2024, the Company, sold a $1,500,000 promissory note (the “Note”) to the Investor pursuant to the terms of SEPA II in exchange for proceeds of $1,455,000, reflecting an original issue discount of 3% to face value of the Note.

The Note bears interest at a rate of 8% per annum and matures April 4, 2025. Commencing June 3, 2024, and every 30 days thereafter, the Company is required to pay $150,000, together with accrued and unpaid interest on the then outstanding principal. Payments under the Note can be made either (i) in cash or (ii) by submitting notice of an advance of shares to be issued and sold to the Investor pursuant to the SEPA II, or any combination of (i) or (ii) as determined by the Company. The entire remaining principal balance and unpaid interest amount of the Note becomes due and payable in full at maturity. The Company determined that the Note is accounted for as a liability in accordance with ASC 470 “Debt”.

The Note sets forth certain events of default, including a breach by the Company of another agreement with the Investor, the failure of the securities of the Company to remain listed on the Nasdaq and the failure of the Company to timely file periodic reports with the SEC. Upon the occurrence of an event of default, interest will accrue at a default rate of 18% per annum and the Note will become immediately due and payable, together with all costs, legal fees and expenses of collection through the date of full repayment.

As of September 30, 2024 the Company repaid all payments under the Note.

2.	On October 26, 2022, pursuant to an investor relations consulting agreement, the Company’s Board of Directors approved the quarterly issuances of 1,286 shares of common stock to a consultant beginning in the first quarter of 2023. On March 18, 2024 and July 25, 2024, the Company issued 1,286 shares of common stock to a consultant for consulting services provided to the Company. The shares were estimated at $35,828 based on the share price of the common stock on October 26, 2022. As of September 30, 2024, the Company recorded the commitment to issue an additional 1,286 shares estimated at $17,914.

3.	On March 18, 2024, the Company issued 3,508 shares of common stock to a consultant for consulting services provided to the Company pursuant to a consulting agreement dated on November 23, 2023. The Company determined the value of the shares and the services provided at $5,824 and recorded share based compensation expenses.

4.	On May 8, 2024 the Company issued 30,000 shares of common stock to a consultant, for services provided to the Company pursuant to an amendment of a consulting agreement, dated November 15, 2023. The shares were estimated at $30,900 based on the share price of the common stock on May 8, 2024.

5.	On August 21, 2024 the Company issued a one-time bonus of 10,000 shares of common stock to a director of Save Foods Ltd. in connection with his departure from Save Foods Ltd. The shares were estimated at $2,850 based on the share price of the common stock on date of termination agreement.

6.	On September 9, 2024, the Board of directors of the Company approved the issuance of an equity grant to executive officers and consultants amounting to a total of 1,690,000 shares of common stock, par value $0.0001. The Company estimated the value of the shares issued at $463,905 based on the share price of the date of the board resolution. The value of the shares issued was recorded as share base compensation expenses during the nine months ended September 30, 2024.

7.	During the nine months ended September 30, 2024, the Company recorded share based compensation expenses in General and Administrative expenses in the amount of $256,699 related to shares issued by the Company to service providers during the year ended December 31, 2023.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 10 – STOCKHOLDERS’ EQUITY

Description of the rights attached to the Shares in the Company:

Common stock:

Each share of common stock entitles the holder to one vote, either in person or by proxy, at meetings of stockholders. The holders are not permitted to vote their shares cumulatively. Accordingly, the stockholders of the Company’s common stock who hold, in the aggregate, more than fifty percent of the total voting rights can elect all of the directors and, in such event, the holders of the remaining minority shares will not be able to elect any of such directors. The vote of the holders of a majority of the issued and outstanding shares of common stock entitled to vote thereon is sufficient to authorize, affirm, ratify or consent to such act or action, except as otherwise provided by law.

Transactions:

1.	On June 15, 2021, the Company signed a consulting agreement with a third party pursuant to which the Consultant will provide the Company with public relations services. Based on the agreement, the Company will pay the consultant a monthly fee of $3,500 and will issue the consultant 29 shares of common stock of the Company on the last day of each month following the commencement date of the agreement. On November 3, 2021, the Company issued to consultants an aggregate of 100 shares of the Company’s common stock. On May 2, 2022, the Company issued the consultants an aggregate of 86 shares of the Company’s common stock. The Company determined the aggregate value of the shares issued at $4,926.

2.

On October 1, 2021, the Company entered into an 18 month consulting agreement with a consultant pursuant to which the consultant will provide the Company with consulting services related to international business development activities. Based on the agreement, the Company will issue the consultant 1,286 shares of common stock of the Company upon execution of the agreement and six installments of 1,786 shares of common stock of the Company each 90 days thereafter. On November 3, 2021 the Company issued to the consultant 1,286 shares of the Company’s common stock. On January 27, 2022 and May 2, 2022, the Company issued an aggregate of 3,572 shares. On June 8, 2022 the Company terminated the consulting agreement. During the year ended December 31, 2022, the Company recorded share based compensation expenses of $136,000, in respect of the above agreement.

3.

In connection with Mr. Joachim Fuchs’ appointment as Chairman of the board of directors of Save Foods Ltd, on February 10, 2022, Save Foods Ltd entered into a consulting agreement with Mr. Fuchs., pursuant to which Mr. Fuchs will be paid a monthly fee of NIS 5,000 (approximately $1,600) and subject to the Board approval, 1,286 shares of common stock and, subject to the terms of the equity incentive plan to be adopted by the Company, options to purchase 6,015 shares of common stock which represented 1.5% of the Company’s’ outstanding capital stock as of the date of the agreement of which (1) 0.5% of such options have an exercise price of $7.00 per share and vest in 4 equal installments during the 12 month period commencing on January 1, 2022 (the “Effective Date”), (2) 0.5% of such options have an exercise price of $8.75 and vest in 4 equal installments during the 12 month period following the 12 month anniversary of the Effective Date, (3) 0.5% of such options have an exercise price of $10.50 and vest in 4 equal installments during the 12 month period following the 24 month anniversary of the Effective Date. The Company determined the fair value of the options at $90,665.

On March 24, 2022, the Company issued 1,286 shares of common stock to Mr. Fuchs. The Company determined the value of the shares at $38,790 based on the share price at the agreement date.

On August 29, 2022, the Board approved an increase in Mr. Fuchs’ monthly fee to $5,000 and, a one time issuance of 429 shares of common Stock. Such shares were issued on September 7, 2022. The Company determined the value of the shares at $8,610 based on the share price at the resolution date.

On March 29, 2023, the Board approved an amendment to the consulting agreement pursuant to which Mr. Fuchs will receive monthly compensation of $1,000 and 7,143 restricted shares of common stock under the Company’s 2022 Share Incentive Plan in lieu of the above-described options. These shares will be subject to a twenty four month lockup period.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

NOTE 10 – STOCKHOLDERS’ EQUITY (continue)

4.	On March 10, 2022, the Company entered into an Investor Relations Agreement (the “March IR Agreement”) with a consultant for a period of 12 months pursuant to which the Company will pay the consultant for his services a monthly fee of $11,000 and will issue 2,000 shares of common stock of the Company upon the execution of the March IR Agreement. The shares were issued on March 10, 2022. The Company determined the value of the shares at $103,600. During the year ended December 31, 2023 and 2022, the Company recorded share based compensation expenses of $84,015 and $19,585, respectively.

On June 27, 2022 the March IR Agreement was amended to set the monthly cash payment at $5,500 beginning July 2022.

5.	On April 1, 2022, the Company entered into an Investor Relations Agreement (the “April IR Agreement”) with a consultant for a period of 90 days. According to the April IR Agreement, the Company will pay the consultant for his services a monthly fee of $15,000 and in addition, 1,715 shares of common stock of the Company upon execution of the agreement. The shares were issued on May 2, 2022. The Company estimated the value of the shares issued at $66,000 based on the share price on the agreement date.

In addition, the Company will issue a warrant (the “April Warrant”) to purchase 8,572 shares of common stock to such consultant (see note 12(2) below).

On June 26, 2022 (the “April IR Amendment Date”), the Company amended the April IR Agreement (the “April IR Amendment to extend the term of the April IR Agreement for an additional period of 90 days commencing on July 1, 2022, and to pay the consultant for his services a monthly fee of $3,333. In addition, the Company will issue 1,715 shares of common stock upon execution of the April IR Agreement Amendment. Such shares were issued on August 22, 2022. The Company determined the value of the shares at $39,480 based on the share price on June 26, 2022. The April IR Amendment also provided for the issuance by the Company of a warrant to purchase 5,715 shares of common stock (see note 12(2) below).

On August 29, 2022, the Board approved a one-time bonus of $100,000 to the consultant.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

NOTE 10 – STOCKHOLDERS’ EQUITY (continue)

6.	On May 18, 2022, the Company issued 1,286 shares of common stock to a consultant, pursuant to a May 11, 2022 Board resolution. The shares were estimated at $39,420 based on the share price of the resolution date.

7.	On January 9, 2022 the Company entered into a Strategic Consulting and Corporate Digital Marketing Agreement (the “Consulting Agreement”) with a consultant for a period of 12 months pursuant to which the Company agreed to pay the consultant for his services a monthly fee of $4,250. On June 13, 2022, the Consulting Agreement was amended to provide that on July 1, 2022, and for the remaining period of the Consulting Agreement the Company will issue the consultant (a) 858 shares of common stock, and (b) common stock representing $19,125, which amount will be calculated based on the average closing bid price of the Company’s common stock during the 10 trading days prior to October 10, 2022, provided however, that the number of shares to be issued shall not be less than 858 shares of common stock.

On July 11, 2022, the Company issued the consultant 858 shares of common stock. The Company determined the value of the shares at $17,220 based on the share price on the date of the Consulting Agreement, of which $16,852 was recorded as share based compensation expenses and the remaining portion was classified as prepaid expenses in other current assets.

Additionally, on August 29, 2022, the Board approved a one-time bonus of $7,500 and 1,072 shares of common stock of the Company, to the consultant. The shares were issued on September 7, 2022. The Company determined the value of the shares at $21,525 based on the share price on the date of the Consulting Agreement.

On October 11, 2022, the Company issued the consultant 1,442 shares of common stock, and recorded share based compensation expenses of $19,125 in respect of the agreement.

8.	On August 15, 2022, the Company completed an underwritten public offering of 228,572 shares of its common stock at a price to the public of $21.00 per share. The gross proceeds to the Company from this offering were $4,800,000, before deducting underwriting discounts, commissions and other offering expenses, and excluding the exercise of the over-allotment option by the underwriter, which was not exercised in an amount totaling $696,670 resulting in net proceeds of $4,103,330. The Company granted the underwriter a 45-day option to purchase up to 34,286 additional shares of common stock of the Company to cover over-allotments at the public offering price, less the underwriting discounts and commissions. In addition, the Company issued to the underwriter as compensation, a warrant to purchase up to 11,429 shares of common stock (5% of the aggregate number of shares of common stock sold in this offering). The underwriter’s warrant is exercisable at $26.25 per share, representing 125% of the public offering price per share in this offering. The underwriter’s warrants are exercisable at any time and from time to time, in whole or in part, during the four and a half years period commencing 180 days from the effective date of the registration statement.

9.	On September 6, 2022, the Company entered into a Services Agreement (the “Services Agreement”) with a consultant. pursuant to which, the consultant will provide the Company with strategic advisory services for a period of six months. The Company agreed to pay the consultant $275,000 for his services, As of December 31, 2023 and 2022, the Company recorded $195,355 and $79,645, respectively, as investor relations expenses. In addition, the Company issued 7,143 shares of common stock to the consultant. The Company determined the value of the shares at $141,750 based on the share price of the date of the Services Agreement, of which $100,697 was recorded as share based compensation expenses during the year ended December 31, 2022 and the remaining was recorded during the year ended December 31, 2023.

10.	On October 26, 2022, the Board approved the issuance of 7,143 shares of common stock to a consultant pursuant to an investor relations consulting agreement and quarterly issuances of 1,286 shares of common stock commencing January 1, 2023 and ending on December 31, 2024. On November 16, 2022, the Company issued 7,143 shares of common stock. The Company determined the value of the shares at $99,500 based on the share price of the date of the board resolution. On each of January 2, 2023, April 3, 2023, August 7, 2023 and November 8, 2023, the Company issued 1,286 shares of common stock. In addition, on December 20, 2023, the Board approved the issuance of 111,553 shares of common stock to the consultant. On December 21, 2023, the Company issued 111,553 shares of common stock. The Company determined the value of the shares issued based on the share price of the date of the board approval. The Company recorded share based compensation expenses of $271,886 for the year ended December 31, 2023.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

NOTE 10 – SHAREHOLDERS’ EQUITY (continue)

11.	On October 26, 2022, the Board approved the quarterly issuances of 715 shares of common stock to each of two consultants commencing on January 1, 2023, and ending on December 31, 2024. On January 2, 2023, April 3, 2023 and August 7, 2023, the Company issued 1,430 shares of common stock to each of the consultants. The Company determined the value of the shares issued based on the share price on the date of the board approval. The Company recorded share-based compensation expenses of $59,695 for the year ended December 31, 2023.

On August 3, 2023, the Board approved the issuance of a one-time bonus of 21,428 shares of common stock to each of the two consultants. On August 7, 2023, the Company issued 21,428 shares of common stock to each of the consultants. In addition, on December 20, 2023, the Board approved the issuance of 100,000 shares of common stock to each of the two consultants. On December 21, 2023, the Company issued 100,000 shares of common stock for each of the consultants. The Company determined the value of the shares issued based on the share price of the date of the board approval. The Company recorded share-based compensation expenses of $532,991.

12.	On January 20, 2023, the Company entered into a consulting agreement with a consultant (see note 10(7)) for a period of twelve months pursuant to which the Company will issue on a quarterly basis, subject to the approval of the board (a) 3,572 restricted shares of the Company’s common stock for services rendered for the first quarter of 2023, and (b) 2,143 restricted shares of common stock for services rendered for each subsequent quarter of 2023, such that the consultant will receive an aggregate of 10,001 restricted shares of common stock.

On February 13, 2023, the Company issued the first 3,572 shares of common stock.

On April 27, 2023, the Company issued 2,143 shares of common stock. The Company determined the value of the shares issued based on the share price of the date of the board approval. The Company recorded share-based compensation expenses of $47,680 for the year ended December 31, 2023.

On June 14, 2023, the Company entered into a new superseding consulting agreement with such consultant (see note 10 (18) below).

13.	On March 29, 2023, the board approved an amendment to the consulting agreement with EU Agritech Investment Ltd. (“EU Agritech”), pursuant to which EU Agritech will receive $100,000 in restricted shares of common stock to be issued on the effective date of the amendment as compensation for the first twelve months of services provided to the Company. On April 3, 2023, the Company issued 21,009 shares of common stock to EU Agritech. During the year ended December 31, 2023, the Company recorded $100,000 as share based compensation expenses.

14.	On March 29, 2023, the board approved the issuance of an equity grant to executive officers, employees, directors and consultants of an aggregate of 142,860 shares of common stock (such number includes the restricted shares issued pursuant to the amendment of the consulting agreement with Joachim Fuchs as detailed in note 10(3) above). Such shares were issued on April 3, 2023. The Company estimated the value of the shares issued at $678,000 based on the share price of the date of the board approval and recorded $678,000 as share based compensation expenses during the year ended December 31, 2023.

15.	On March 31, 2023, the Company entered into the securities exchange agreement with Plantify pursuant to which the Company and Plantify agreed to issue 19.99% of its issued and outstanding capital stock on a pre-closing basis to the other. Upon the closing of the securities exchange on April 5, 2023, the Company issued 166,340 shares of common stock to Plantify (see note 5 above).

16.	On May 28, 2023, the Company entered into a consulting agreement with a consultant for a period of 18 months pursuant to which the Company will issue, subject to the approval of the board, 25,715 restricted shares of the Company’s common stock. These shares will be subject to a lockup period pursuant to the following schedule: (a) 8,572 shares of common stock upon the six months anniversary of the agreement date, (b) 8,572 shares of common stock upon the nine months anniversary of the agreement date, and (c) 8,571 shares of common stock upon the twelve months anniversary of the agreement date.

On June 21, 2023, the Company issued 25,715 restricted shares of common stock. The Company determined the value of the shares issued at $122,400 based on the share price on the agreement date, of which $47,600 was recorded as share based compensation expenses during the year ended December 31, 2023 and the remaining was classified as prepaid expenses in other current assets.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

NOTE 10 – SHAREHOLDERS’ EQUITY (continue)

17.	On May 28, 2023, the Company entered into a consulting agreement with a consultant for a period of two years pursuant to which the Company will issue, subject to the approval of the board, 35,715 restricted shares of the Company’s common stock. These shares will be subject to a lockup period pursuant to the following schedule: (a) 11,905 shares of common stock upon the six month anniversary of the agreement date, (b) 11,905 shares of common stock upon the nine month anniversary of the agreement date, and (c) 11,905 shares of common stock upon the 12 month anniversary of the agreement date.

On June 21, 2023, the Company issued 35,715 restricted shares of common stock. The Company determined the value of the shares issued at $170,000 based on the share price on the agreement date, of which $50,534 was recorded as share based compensation expenses during the year ended December 31, 2023 and the remaining was classified as prepaid expenses in other current assets.

18.	On June 14, 2023, the Company entered into a consulting agreement with a consultant for a period of 30 months pursuant to which the Company will issue, subject to the approval of the board, 32,143 restricted shares of the Company’s common stock. These shares will be subject to a lockup period pursuant to the following schedule: (a) 10,715 shares of common stock upon the six month anniversary of the agreement date, (b) 10,714 shares of common stock upon the nine month anniversary of the agreement date, and (c) 10,714 shares of common stock upon the twelve month anniversary of the agreement date.

On June 21, 2023, the Company issued 32,143 restricted shares of common stock. The Company determined the value of the shares issued at $147,150 based on the share price on the agreement date, of which $32,234 was recorded as share based compensation expenses during the year ended December 31, 2023 and the remaining was classified as prepaid expenses in other current assets.

On November 8, 2023, the consulting agreement dated November 15, 2023, was amended pursuant to which the consultant will receive additional 20,000 restricted shares of common stock. On November 20, 2023, the Company issued 20,000 restricted shares of common stock. The Company determined the value of the shares issued at $44,002 based on the share price on the amendment to the agreement date, of which $9,639 was recorded as share based compensation expenses during the year ended December 31, 2023 and the remaining was classified as prepaid expenses in other current assets.

19.	On June 15, 2023, the Company entered into a consulting agreement with a consultant for a period of three months pursuant to which the Company will issue, subject to the approval of the board, the following: (a) restricted Common Stock representing an aggregate value of $75,000, upon the execution of the agreement, and (b) a monthly cash fee of $5,000.

The Company issued an aggregate of 16,485 shares of common stock and recorded $75,000 as share based compensation expenses.

20.	On June 21, 2023, the Company entered into a consulting agreement with legal advisors pursuant to which such counsel will be paid $22,500 in cash and $22,500 in restricted common stock for services provided to the Company. Cash payment of $11,250 and $11,250 in restricted common stock was paid upon execution of the agreement and the remaining amounts will be paid upon the completion of the legal services. On July 6, 2023, the Company issued 4,945 shares of restricted common stock as consideration for the first installment. The Company determined the value of the shares issued at $24,137 based on the share price on the agreement date, which recorded as share based compensation expenses during the year ended December 31, 2023.

On September 6, 2023, the Company issued 6,123 shares of common stock to legal counsel pursuant to the August 7, 2023 retainer legal services agreement. The Company determined the value of the shares issued at $66,862 based on the share price on the agreement date, of which $26,745 was recorded as share based compensation expenses during the year ended December 31, 2023 and the remaining was classified as prepaid expenses in other current assets.

On December 11, 2023, the Company entered into additional consulting agreement pursuant to which the legal advisors will provide the Company with certain legal services in consideration for total of $25,000 in cash and 12,500 restricted common stock of the Company. Cash payment of $10,000 shall be paid upon execution of the agreement and the remaining after the completion of the legal services. On December 26, 2023, the Company issued 12,500 shares of restricted common stock. The Company determined the value of the shares issued at $38,500 based on the share price on the agreement date, which recorded as prepaid expenses in other current assets.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

NOTE 10 – SHAREHOLDERS’ EQUITY (continue)

21.	On July 23, 2023, the Company, entered into a Standby Equity Purchase Agreement (the “SEPA I”), with YA II PN, Ltd. (the “Investor”), pursuant to which the Investor agreed to purchase up to $3.5 million shares of the Company’s common stock over the course of 40 months after the date of the SEPA I. The price of shares to be issued under the SEPA I will be 94% of the lowest volume weighted average trading price (the “VWAP”) of the Company’s common stock for the three consecutive trading days commencing on the delivery of each advance notice by the Company. Each issuance and sale by the Company to the Investor under the SEPA I (an “Advance”) is subject to a maximum amount equal to the greater of 100% of the Daily Traded Amount (being the product obtained by multiplying the daily trading volume of the Company’s shares as reported by Bloomberg L.P., by the VWAP for such trading day) during the five trading days prior to an Advance notice and $200,000. With respect to each Advance notice, if the Company notifies the Investor of a minimum acceptable price with respect to such Advance, then if there is no VWAP or if such price is below the minimum price indicated by the Company, there will be an automatic reduction to the amount of the Advance by one third, and that day will be excluded from the pricing period.

The Advances are subject to certain limitations, including that the Investor cannot purchase any shares that would result in it beneficially owning more than 4.99% of the Company’s outstanding shares of common stock at the time of an Advance notice or acquiring more than 19.99% of the Company’s outstanding shares of common stock as of the date of the SEPA I (the “Exchange Cap”). The Exchange Cap will not apply under certain circumstances, including, where the Company has obtained stockholder approval to issue in excess of the Exchange Cap in accordance with the rules of Nasdaq or such issuances do not require stockholder approval under Nasdaq’s “minimum price rule.”

The SEPA I will terminate automatically on the earlier of December 1, 2026 or when the Investor has purchased an aggregate of $3.5 million shares of the Company’s common stock. The Company has the right to terminate the Purchase Agreement upon five trading days’ prior written notice to the Investor.

The SEPA I provided that, subject to the satisfaction of certain conditions set forth in the SEPA I, upon the request of the Company, the Investor will advance to the Company up to $700,000 of the $3,500,000 commitment amount, with such Advances to be evidenced by a promissory note (the “Note”). The request by the Company for such Advances may only be made after the approval of the stockholders of the transactions contemplated by the SEPA I, and the Company cannot request any Advances after January 31, 2024. There is a 3% discount to the amount equal to each Note. Each Note accrues interest on the outstanding principal balance at the rate of 8% per annum. The Company is required to pay, on a monthly basis, a one tenth of the outstanding principal of each Note and accrued interest thereon either (i) in cash or (ii) by submitting an advance notice pursuant to the purchaser and selling the Investor shares, or any combination of (i) or (ii) as determined by the Company. The first payment is due 60 days after the issuance of a Note, with each subsequent payment due 30 days after the prior payment. Unless otherwise agreed by the Investor, the funds received by the Company pursuant to the SEPA I for the sale of shares will first be used to satisfy any payments due under the Note.

The conditions that must be satisfied prior to the Investor advancing the Company funds pursuant to the terms of the Note include obtaining stockholder approval of the transactions contemplated by the SEPA I (on October 2, 2023, at the annual meeting of stockholders, the stockholders approved the issuance of more than 20% of our issued and outstanding common stock, permitting us to request Advances from the Investor under the SEPA I that will result in the issuance of more than 20% of our issued and outstanding shares of common stock as of the date of the SEPA I without being subject to the Exchange Cap), the delivery by the Company to the Investor of a request to lend funds pursuant to the Note prior to January 31, 2024, no events which could have a material adverse on the Company and other conditions customary of financings of this nature.

On September 27, 2023, the Company issued 26,224 shares of common stock as a commitment fee to a subsidiary of the Investor. The Company determined the value of the shares issued at $122,988 based on the share price on the agreement date.

On October 11, 2023, the Company filed a registration statement on Form S-1 with the SEC, which was declared effective by the SEC on October 30, 2023 for the resale of up to 1,000,000 shares of common stock that may be offered and sold by the Investor. On October 31, 2023, the Company received a gross amount of $700,000 and issued the Note to the Investor pursuant to the SEPA I. The first payment under the Note was due December 31, 2023.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

NOTE 10 – SHAREHOLDERS’ EQUITY (continue)

The Company considered the guidelines of ASC 815 and determined that the SEPA I contains both purchased put option element and a forward share issuance element, neither element qualifies for equity classification. Accordingly, the Company recognized an asset or liability with changes in fair value recoded to the statements of operations. All costs associated with the SEPA I were expensed in the statements of operations.

On each of November 6, 2023, November 20, 2023, and December 5, 2023, the Company issued 20,000 shares of common stock pursuant to settlement document with respect to Advance notices delivered to the Investor. On December 7, 2023, the Company issued additional 691,000 shares of common stock to the Investor pursuant to settlement document with respect to Advance notices delivered to the Investor.

Total aggregated net amount received as consideration for the sale of the shares amounted to $3,499,388. Total expenses associated with the SEPA I amounted to $358,801 and were recorded in the Company’s statement of operations under general and administrative expenses.

On December 22, 2023, the Company entered into an additional Standby Equity Purchase Agreement (the “SEPA II”) with the Investor, pursuant to which the Investor has agreed to purchase up to $20 million shares of common stock over the course of 36 months after the date of the SEPA II. The price of shares to be issued under the SEPA II is the same as the determination of the price under SEPA I.

The SEPA II will terminate automatically on the earlier of December 22, 2027 or when the Investor has purchased an aggregate of $20 million of the Company’s shares of common stock. The Company has the right to terminate the SEPA II upon five trading days’ prior written notice to the Investor.

In connection with and subject to the satisfaction of certain conditions set forth in the SEPA II, upon the request of the Company, the Investor will pre-advance to the Company up to $3,000,000 of the $20,000,000 commitment amount.

The Company paid a subsidiary of the Investor a structuring fee in the amount of $10,000 and on December 28, 2023, the Company issued 110,554 shares of common stock as a commitment fee to a subsidiary of the Investor. The Company determined the value of the shares issued at $254,274 based on the share price on the agreement date, which was recorded as prepaid expenses in other current assets during the year ended December 31, 2023.

22.	On July 27, 2023, the Company issued 223,008 shares of common stock to Yaaran pursuant to the terms of the Exchange Agreement described in note 6 above. The Company determined the value of the shares issued at $997,024 based on the share price on the agreement date, which was recorded as research and development expenses during the year ended December 31, 2023.

23.	On November 23, 2023, the Company entered into a consulting agreement with a consultant (see note 10(1)) pursuant to which the consultant will provide the Company with public relations services for a period of three months for a one-time fee in the amount of $4,500 and subject to the approval of the board of directors of the Company, $10,000 of restricted shares of the Company’s common stock, valued as of the date of the agreement, such shares to be issued in equal monthly installments. On December 7, 2023, the Company issued the first tranche of 1,755 shares of the Company’s common stock to the consultant. The Company determined the value of the shares issued and the services provided until December 31, 2023 at $4,176 and recorded share base compensation expenses.

24.	On December 20, 2023, the board approved the issuance of an equity grant to executive officers, directors and consultants of an aggregate of 301,284 shares of common stock. Such shares were issued on December 21, 2023. The Company estimated the value of the shares issued at $540,805 based on the share price of the date of the board approval and recorded $540,805 as share based compensation expenses during the year ended December 31, 2023. See also note 10(11).

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)